Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Warrants Liability	$ 3,102	$ 2,620
Fair Value, Inputs, Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Warrants Liability
Fair Value, Inputs, Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Warrants Liability	953	977
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Warrants Liability	3,102	2,620
Public Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Warrants Liability
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Warrants Liability
Private Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Warrants Liability
Private Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Warrants Liability
Private Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Warrants Liability	$ 953	$ 977